Business acquisitions and disposition	12 Months Ended
Dec. 31, 2023
Business Combinations And Disposition [Abstract]
Business acquisitions and disposition

Note 4	Business acquisitions and disposition
2023

Acquisition of FX Innovation
On June 1, 2023, Bell acquired FX Innovation, a Montréal-based provider of cloud-focused managed and professional services and workflow automation solutions for business clients, for cash consideration of $157 million ($156 million net of cash acquired), of which $12 million is payable within two years, and an estimated $6 million of additional cash consideration contingent on the achievement of certain performance objectives. This contingent consideration is expected to be settled by 2027 and the maximum amount payable is $7 million. Contingent consideration is estimated to be nil at December 31, 2023. The acquisition of FX Innovation aims to position Bell as a technology services leader for our enterprise customers. The results of FX Innovation are included in our Bell CTS segment.

The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

2023
Cash consideration paid	145
Cash consideration payable	12
Contingent consideration	6
Total cost to be allocated	163
Trade and other receivables	23
Other non-cash working capital	4
Indefinite-life intangible assets (1)	29
Finite-life intangible assets (2)	23
Other non-current assets	4
Trade payables and other liabilities	(15)
Contract liabilities	(3)
Debt due within one year	(5)
Deferred tax liabilities	(13)
47
Cash and cash equivalents	1
Fair value of net assets acquired	48
Goodwill (3)	115
(1)Consists of brand assets.
(2)Consists mainly of customer relationship assets and software.
(3)Goodwill arises principally from expected synergies and future growth and is not deductible for tax purposes. Goodwill was allocated to our Bell CTS group of CGUs.

Operating revenues of $50 million from FX Innovation are included in the income statements for the year ended December 31, 2023, from the date of acquisition. BCE’s consolidated operating revenues for the year ended December 31, 2023 would have been $24,715 million had the acquisition of FX Innovation occurred on January 1, 2023. This proforma amount reflects the elimination of intercompany transactions and the purchase price allocation. The transaction did not have a significant impact on our net earnings for 2023.

Disposition of production studios
On May 3, 2023, we completed the sale of our 63% ownership in certain production studios, which were included in our Bell Media segment. We received net cash proceeds of $211 million and recorded a gain on investment of $79 million (before tax expense of $17 million). See Note 9, Other expense, for additional details.

The results of operations of the production studios up to the date of disposition on May 3, 2023 did not have a significant impact on our revenue or net earnings for 2023.

The following table summarizes the carrying value of the assets and liabilities sold:

2023
Trade and other receivables	1
Prepaid expenses	1
Property, plant and equipment	179
Intangible assets	4
Goodwill	76
Total assets	261
Trade payables and other liabilities	10
Contract liabilities	3
Debt due within one year	11
Long-term debt	82
Deferred tax liabilities	3
Total liabilities	109
Non-controlling interest	23
Net assets sold	129
2022

Acquisition of Distributel Communications Limited (Distributel)
On December 1, 2022, Bell acquired Distributel, a national independent communications provider offering a wide range of consumer, business and wholesale communications services, for cash consideration of $303 million ($282 million net of cash acquired) and $39 million of estimated additional cash consideration contingent on the achievement of certain performance objectives. This contingent consideration was expected to be settled by 2026 and the maximum contingent consideration payable was $65 million. Contingent consideration is estimated to be $49 million at December 31, 2023 of which $19 million was paid in 2023. The remaining $30 million is expected to be paid in 2024. The acquisition of Distributel is expected to support Bell’s strategy to grow residential and business customers. The results of Distributel are included in our Bell CTS segment.

The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

2022
Cash consideration	303
Contingent consideration	39
Total cost to be allocated	342
Trade and other receivables	7
Other non-cash working capital	7
Property, plant and equipment	29
Indefinite-life intangible assets (1)	70
Finite-life intangible assets (2)	68
Deferred tax assets	7
Other long-term assets	2
Trade payables and other liabilities	(29)
Contract liabilities	(3)
Deferred tax liabilities	(39)
Other long-term liabilities	(6)
113
Cash and cash equivalents	21
Fair value of net assets acquired	134
Goodwill (3)	208
(1)Consists mainly of brand and digital assets.
(2)Consists mainly of customer relationship assets.
(3)Goodwill arises principally from expected synergies and future growth and is not deductible for tax purposes. Goodwill was allocated to our Bell CTS group of CGUs.

Operating revenues of $14 million from Distributel are included in the income statements for the year ended December 31, 2022, from the date of acquisition. BCE’s consolidated operating revenues for the year ended December 31, 2022 would have been $24,309 million had the acquisition of Distributel occurred on January 1, 2022. This proforma amount reflects the elimination of intercompany transactions and the purchase price allocation. The transaction did not have a significant impact on our net earnings for 2022.

Acquisition of EBOX and other related companies
In February 2022, Bell acquired EBOX and other related companies, which provide Internet, telephone and TV services to consumers and businesses in Québec and parts of Ontario, for cash consideration of $153 million ($139 million net of cash acquired). The acquisition of EBOX and other related companies is expected to accelerate growth in Bell’s residential and small business customers. The results of the acquired companies are included in our Bell CTS segment.

The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

2022
Cash consideration	153
Total cost to be allocated	153
Other non-cash working capital	5
Property, plant and equipment	5
Indefinite-life intangible assets (1)	17
Finite-life intangible and other assets (2)	15
Trade payables and other liabilities	(17)
Contract liabilities	(5)
Deferred tax liabilities	(9)
11
Cash and cash equivalents	14
Fair value of net assets acquired	25
Goodwill (3)	128
(1)Consists of brand and digital assets.
(2)Consists mainly of customer relationship assets.
(3)Goodwill arises principally from expected synergies and future growth and is not deductible for tax purposes. Goodwill was allocated to our Bell CTS group of CGUs.
Operating revenues of $41 million from EBOX and other related parties are included in the income statement for the year ended December 31, 2022, from the date of acquisition. The transaction did not have a significant impact on net earnings for 2022.